RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 06, 2012	Dec. 31, 2011 CI Capital Partners [Member]	Dec. 31, 2010 CI Capital Partners [Member]	Dec. 31, 2009 CI Capital Partners [Member]	Dec. 31, 2010 Affiliates of Ply Gem Prime's controlling stockholders [Member]	Dec. 31, 2009 Affiliates of Ply Gem Prime's controlling stockholders [Member]	Dec. 31, 2010 Ply Gem Prime [Member]	Feb. 16, 2010 Ply Gem Industries [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2010 Former and Existing Management [Member]	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]	Dec. 31, 2011 Board of Directors [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Dec. 31, 2011 Former Management [Member]	Feb. 16, 2010 Controlling Stockholder [Member]
Related Party Transaction [Line Items]
Percentage of EBITDA as annual fee (in hundredths)							2.00%
Percentage of sale price as transaction fee, payable upon acquisition (in hundredths)							2.00%
Percentage of sale price as transaction fee, payable upon divestitures (in hundredths)							1.00%
Percentage of sale price as transaction fee, payable upon sale (in hundredths)							1.00%
Initial term of agreement						10 years	10 years
Period of automatic consecutive extensions							1 year
Management fees							$ 2,300,000	$ 2,500,000	$ 2,500,000								$ 900,000	$ 800,000	$ 2,100,000	$ 1,800,000
Exchange of long term debt for equity										218,800,000
Purchase of long term debt by related party											281,400,000
Non cash Equity Contribution by Affiliate				114,929,000								114,900,000
Outstanding aggregate principal amount	58,991,000	348,684,000	348,684,000	141,191,000	0								141,200,000												62,500,000
Interest paid to related parties										9,800,000	15,500,000
Equity contribution															2,500,000
Cash paid for repurchase of equity																4,200,000								300,000
Current liability in accrued expenses															1,200,000
Cash paid for equity repurchase														1,200,000
Tax payments on behalf of parent			0	1,532,000	0							1,532,000
Capital gain												13,300,000
Repurchase of common stock																						125,660
Issue of stock options																						150,000
Repurchase of Common Stock																						12,600,000
Retention Payable																						$ 2,000,000	$ 700,000
Restricted shares																					600